Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock Series C	Common Stock	Additional Paid In Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 197	$ 12,324,646			$ (3,262,577)	$ 9,062,266
Balance (in Shares) at Dec. 31, 2021	227	1,972,739
Sale of common stock and pre-funded warrants		$ 115	4,940,833				4,940,948
Sale of common stock and pre-funded warrants (in Shares)		1,150,000
Accretion of stock options expense to stock based compensation			111,014				111,014
Common shares issued for professional fees		$ 2	135,098				135,100
Common shares issued for professional fees (in Shares)		20,000
Common stock issued for conversion of Series C preferred stock		$ 2	(2)
Common stock issued for conversion of Series C preferred stock (in Shares)	(227)	15,167
Rounding of shares
Rounding of shares (in Shares)		891
Net loss						(3,908,551)	(3,908,551)
Balance at Dec. 31, 2022		$ 316	17,511,589			(7,171,128)	10,340,777
Balance, (in Shares) at Dec. 31, 2022		3,158,797
Accretion of stock options expense to stock based compensation			4,237				4,237
Accumulated other comprehensive loss - short-term investments					5,239		5,239
Net loss						(906,396)	(906,396)
Balance at Mar. 31, 2023		$ 316	17,515,826		5,239	(8,077,524)	9,443,857
Balance, (in Shares) at Mar. 31, 2023		3,158,797
Balance at Dec. 31, 2022		$ 316	17,511,589			(7,171,128)	10,340,777
Balance (in Shares) at Dec. 31, 2022		3,158,797
Net loss							(1,919,347)
Balance at Jun. 30, 2023		$ 311	17,405,310	$ (16,201)	(3,281)	(9,090,475)	8,295,664
Balance, (in Shares) at Jun. 30, 2023		3,108,797		7,335
Balance at Dec. 31, 2022		$ 316	17,511,589			(7,171,128)	10,340,777
Balance (in Shares) at Dec. 31, 2022		3,158,797
Accretion of stock options expense to stock based compensation			14,125				14,125
Purchase of treasury stock				$ (471,121)			(471,121)
Purchase of treasury stock (in Shares)				252,855
Accumulated other comprehensive loss - short-term investments					(6,227)		(6,227)
Rounding of shares
Rounding of shares (in Shares)		299
Net loss						(3,700,683)	(3,700,683)
Balance at Dec. 31, 2023		$ 316	17,525,714	$ (471,121)	(6,227)	(10,871,811)	6,176,871
Balance, (in Shares) at Dec. 31, 2023		3,159,096		252,855
Balance at Mar. 31, 2023		$ 316	17,515,826		5,239	(8,077,524)	9,443,857
Balance (in Shares) at Mar. 31, 2023		3,158,797
Accretion of stock options expense to stock based compensation			4,237				4,237
Purchase of treasury stock				$ (130,959)			(130,959)
Purchase of treasury stock (in Shares)				57,335
Cancellation of treasury stock		$ (5)	(114,753)	$ 114,758
Cancellation of treasury stock (in Shares)		(50,000)		(50,000)
Accumulated other comprehensive loss - short-term investments					(8,520)		(8,520)
Net loss						(1,012,951)	(1,012,951)
Balance at Jun. 30, 2023		$ 311	17,405,310	$ (16,201)	(3,281)	(9,090,475)	8,295,664
Balance, (in Shares) at Jun. 30, 2023		3,108,797		7,335
Balance at Dec. 31, 2023		$ 316	17,525,714	$ (471,121)	(6,227)	(10,871,811)	6,176,871
Balance (in Shares) at Dec. 31, 2023		3,159,096		252,855
Purchase of treasury stock				$ (115,452)			(115,452)
Purchase of treasury stock (in Shares)				72,790
Accumulated other comprehensive loss - short-term investments					32,331		32,331
Net loss						(801,667)	(801,667)
Balance at Mar. 31, 2024		$ 316	17,525,714	$ (586,573)	26,104	(11,673,478)	5,292,083
Balance, (in Shares) at Mar. 31, 2024		3,159,096		325,645
Balance at Dec. 31, 2023		$ 316	17,525,714	$ (471,121)	(6,227)	(10,871,811)	6,176,871
Balance (in Shares) at Dec. 31, 2023		3,159,096		252,855
Net loss							(1,733,446)
Balance at Jun. 30, 2024		$ 408	19,198,841	$ (644,234)	8,026	(12,605,257)	5,957,784
Balance, (in Shares) at Jun. 30, 2024		4,076,528		355,710
Balance at Mar. 31, 2024		$ 316	17,525,714	$ (586,573)	26,104	(11,673,478)	5,292,083
Balance (in Shares) at Mar. 31, 2024		3,159,096		325,645
Sale of common stock and pre-funded warrants		$ 89	1,673,127				1,673,216
Sale of common stock and pre-funded warrants (in Shares)		883,395
Exercise of pre-funded warrants		$ 3					3
Exercise of pre-funded warrants (in Shares)		34,037
Purchase of treasury stock				$ (57,661)			(57,661)
Purchase of treasury stock (in Shares)				30,065
Accumulated other comprehensive loss - short-term investments					(18,078)		(18,078)
Net loss						(931,779)	(931,779)
Balance at Jun. 30, 2024		$ 408	$ 19,198,841	$ (644,234)	$ 8,026	$ (12,605,257)	$ 5,957,784
Balance, (in Shares) at Jun. 30, 2024		4,076,528		355,710